Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2021
Registrant Name	dei_EntityRegistrantName	GUIDESTONE FUNDS
CIK	dei_EntityCentralIndexKey	0001131013
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 30, 2022
Document Effective Date	dei_DocumentEffectiveDate	Aug. 31, 2022
Prospectus Date	rr_ProspectusDate	Aug. 31, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Value Equity Index Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GVIYX
Value Equity Index Fund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GVIZX
Growth Equity Index Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GEIYX
Growth Equity Index Fund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GEIZX